Revenue (Details)	12 Months Ended
	Dec. 31, 2021 customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue		11.30%	26.00%
One customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers	1	1
Percentage of revenue	11.70%
Two Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of customers			2